Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis
Trademarks	$ 8,928
Fair Value Measurements (Textual) [Abstract]
Carrying value of trade mark	13,014
Significant Unobservable Inputs (Level 3) [Member]
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis
Trademarks	$ 8,928	[1]

[1]	.